Distribution Date:	08/12/24	GS Mortgage Securities Trust 2019-GC39
Determination Date:	08/06/24
Next Distribution Date:	09/12/24
Record Date:	07/31/24	Commercial Mortgage Pass-Through Certificates
Series 2019-GC39
June 2024 - Servicer Revision
The distribution date statement and all relevant reports for the June 2024 cycle have been revised to include an additional principal curtailment on Loan 30315999.

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	GS Mortgage Securities Corporation II
Certificate Factor Detail	3		Attention: Scott Epperson	(212) 902-1000	scott.epperson@gs.com; gs-
					refgsecuritization@gs.com
Certificate Interest Reconciliation Detail	4		200 West Street | New York, NY 10282 | United States
Additional Information	5	Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Bond / Collateral Reconciliation - Cash Flows	6		Association
			Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7
			10851 Mastin Street, Building 82, Suite 700 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	KeyBank National Association
Mortgage Loan Detail (Part 1)	13-14		Attention: Mike Jenkins	(913) 317-4875	KeyBank_Notices@KeyBank.com
Mortgage Loan Detail (Part 2)	15-16		11501 Outlook Street, Suite 300 | Overland Park, KS 66211 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@computershare.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24	Trustee	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Historical Bond / Collateral Loss Reconciliation Detail	25		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Interest Shortfall Detail - Collateral Level	26				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	36260JAA5	2.667000%	13,478,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	36260JAB3	3.457000%	122,528,000.00	0.06	0.06	0.00	0.00	0.00	0.06	0.00	0.00%	30.00%
A-3	36260JAC1	3.307000%	175,000,000.00	175,000,000.00	9,634,374.10	482,270.83	0.00	0.00	10,116,644.93	165,365,625.90	37.02%	30.00%
A-4	36260JAD9	3.567000%	209,062,000.00	209,062,000.00	0.00	621,436.79	0.00	0.00	621,436.79	209,062,000.00	37.02%	30.00%
A-AB	36260JAE7	3.448000%	21,171,000.00	20,457,762.49	342,614.44	58,781.97	0.00	0.00	401,396.41	20,115,148.05	37.02%	30.00%
A-S	36260JAH0	3.819000%	81,185,000.00	81,185,000.00	0.00	258,371.26	0.00	0.00	258,371.26	81,185,000.00	24.07%	19.50%
B	36260JAJ6	3.970000%	35,761,000.00	35,761,000.00	0.00	118,309.31	0.00	0.00	118,309.31	35,761,000.00	18.36%	14.88%
C	36260JAK3	4.005000%	33,827,000.00	33,827,000.00	0.00	112,897.61	0.00	0.00	112,897.61	33,827,000.00	12.96%	10.50%
D	36260JAL1	3.000000%	18,364,000.00	18,364,000.00	0.00	45,910.00	0.00	0.00	45,910.00	18,364,000.00	10.03%	8.13%
E	36260JAQ0	3.000000%	14,497,000.00	14,497,000.00	0.00	36,242.50	0.00	0.00	36,242.50	14,497,000.00	7.71%	6.25%
F	36260JAS6	4.764161%	15,464,000.00	15,464,000.00	0.00	61,394.16	0.00	0.00	61,394.16	15,464,000.00	5.25%	4.25%
G-RR	36260JAV9	4.764161%	7,732,000.00	7,732,000.00	0.00	30,697.08	0.00	0.00	30,697.08	7,732,000.00	4.01%	3.25%
H-RR*	36260JAX5	4.764161%	25,129,711.00	25,129,711.00	0.00	58,192.38	0.00	0.00	58,192.38	25,129,711.00	0.00%	0.00%
RR	36260JBC0	4.764161%	13,095,580.00	10,779,981.58	168,979.14	42,093.81	4,498.35	0.00	215,571.30	10,611,002.44	0.00%	0.00%
RR Interest	N/A	4.764161%	16,247,420.00	13,374,504.09	209,648.98	52,224.94	5,581.01	0.00	267,454.93	13,164,855.11	0.00%	0.00%
S	36260JBA4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	36260JAY3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	19.50%
Regular SubTotal			802,541,711.00	660,633,959.22	10,355,616.72	1,978,822.64	10,079.36	0.00	12,344,518.72	650,278,342.50

X-A	36260JAF4	1.253730%	622,424,000.00	485,704,762.55	0.00	507,452.36	265,594.89	0.00	773,047.25	475,727,773.95
X-B	36260JAG2	0.777148%	69,588,000.00	69,588,000.00	0.00	45,066.80	0.00	0.00	45,066.80	69,588,000.00
X-D	36260JAN7	1.764161%	32,861,000.00	32,861,000.00	0.00	48,310.09	0.00	0.00	48,310.09	32,861,000.00
Notional SubTotal			724,873,000.00	588,153,762.55	0.00	600,829.25	265,594.89	0.00	866,424.14	578,176,773.95

Deal Distribution Total					10,355,616.72	2,579,651.89	275,674.25	0.00	13,210,942.86

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	36260JAA5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	36260JAB3	0.00000049	0.00000049	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000049	0.00000000
A-3	36260JAC1	1,000.00000000	55.05356629	2.75583331	0.00000000	0.00000000	0.00000000	0.00000000	57.80939960	944.94643371
A-4	36260JAD9	1,000.00000000	0.00000000	2.97249998	0.00000000	0.00000000	0.00000000	0.00000000	2.97249998	1,000.00000000
A-AB	36260JAE7	966.31063672	16.18319588	2.77653252	0.00000000	0.00000000	0.00000000	0.00000000	18.95972840	950.12744084
A-S	36260JAH0	1,000.00000000	0.00000000	3.18249997	0.00000000	0.00000000	0.00000000	0.00000000	3.18249997	1,000.00000000
B	36260JAJ6	1,000.00000000	0.00000000	3.30833338	0.00000000	0.00000000	0.00000000	0.00000000	3.30833338	1,000.00000000
C	36260JAK3	1,000.00000000	0.00000000	3.33749993	0.00000000	0.00000000	0.00000000	0.00000000	3.33749993	1,000.00000000
D	36260JAL1	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E	36260JAQ0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
F	36260JAS6	1,000.00000000	0.00000000	3.97013451	0.00000000	0.00000000	0.00000000	0.00000000	3.97013451	1,000.00000000
G-RR	36260JAV9	1,000.00000000	0.00000000	3.97013451	0.00000000	0.00000000	0.00000000	0.00000000	3.97013451	1,000.00000000
H-RR	36260JAX5	1,000.00000000	0.00000000	2.31568043	1.65445396	4.49351009	0.00000000	0.00000000	2.31568043	1,000.00000000
RR	36260JBC0	823.17710098	12.90352470	3.21435248	0.05377158	0.14604164	0.34350140	0.00000000	16.46137857	810.27357628
RR Interest	N/A	823.17710073	12.90352437	3.21435280	0.05377161	0.14604226	0.34350131	0.00000000	16.46137848	810.27357636
S	36260JBA4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	36260JAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	36260JAF4	780.34388544	0.00000000	0.81528405	0.00000000	0.00000000	0.42671055	0.00000000	1.24199460	764.31463753
X-B	36260JAG2	1,000.00000000	0.00000000	0.64762315	0.00000000	0.00000000	0.00000000	0.00000000	0.64762315	1,000.00000000
X-D	36260JAN7	1,000.00000000	0.00000000	1.47013451	0.00000000	0.00000000	0.00000000	0.00000000	1.47013451	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/24 - 07/30/24	30	0.00	482,270.83	0.00	482,270.83	0.00	0.00	0.00	482,270.83	0.00
A-4	07/01/24 - 07/30/24	30	0.00	621,436.79	0.00	621,436.79	0.00	0.00	0.00	621,436.79	0.00
A-AB	07/01/24 - 07/30/24	30	0.00	58,781.97	0.00	58,781.97	0.00	0.00	0.00	58,781.97	0.00
X-A	07/01/24 - 07/30/24	30	0.00	507,452.37	0.00	507,452.37	0.00	0.00	0.00	507,452.36	0.00
X-B	07/01/24 - 07/30/24	30	0.00	45,066.80	0.00	45,066.80	0.00	0.00	0.00	45,066.80	0.00
A-S	07/01/24 - 07/30/24	30	0.00	258,371.26	0.00	258,371.26	0.00	0.00	0.00	258,371.26	0.00
B	07/01/24 - 07/30/24	30	0.00	118,309.31	0.00	118,309.31	0.00	0.00	0.00	118,309.31	0.00
C	07/01/24 - 07/30/24	30	0.00	112,897.61	0.00	112,897.61	0.00	0.00	0.00	112,897.61	0.00
D	07/01/24 - 07/30/24	30	0.00	45,910.00	0.00	45,910.00	0.00	0.00	0.00	45,910.00	0.00
X-D	07/01/24 - 07/30/24	30	0.00	48,310.09	0.00	48,310.09	0.00	0.00	0.00	48,310.09	0.00
E	07/01/24 - 07/30/24	30	0.00	36,242.50	0.00	36,242.50	0.00	0.00	0.00	36,242.50	0.00
F	07/01/24 - 07/30/24	30	0.00	61,394.16	0.00	61,394.16	0.00	0.00	0.00	61,394.16	0.00
G-RR	07/01/24 - 07/30/24	30	0.00	30,697.08	0.00	30,697.08	0.00	0.00	0.00	30,697.08	0.00
H-RR	07/01/24 - 07/30/24	30	71,062.53	99,768.33	0.00	99,768.33	41,575.95	0.00	0.00	58,192.38	112,920.61
RR	07/01/24 - 07/30/24	30	1,203.55	42,797.98	0.00	42,797.98	704.17	0.00	0.00	42,093.81	1,912.50
RR Interest	07/01/24 - 07/30/24	30	1,493.24	53,098.58	0.00	53,098.58	873.65	0.00	0.00	52,224.94	2,372.81
Totals			73,759.32	2,622,805.66	0.00	2,622,805.66	43,153.77	0.00	0.00	2,579,651.89	117,205.92

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Available Funds Summary
Total Available Distribution Amount (1)	13,210,942.86
VRR Available Funds	472,946.87
Non-VRR Available Funds	12,462,321.75
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,635,184.73	Master Servicing Fee	5,848.32
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,966.32
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	284.44
ARD Interest	0.00	Operating Advisor Fee	1,097.94
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	182.04
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,635,184.73	Total Fees	12,379.06

Principal		Expenses/Reimbursements
Scheduled Principal	355,616.72	Reimbursement for Interest on Advances	7.04
Unscheduled Principal Collections		ASER Amount	41,809.48
Principal Prepayments	10,000,000.00	Special Servicing Fees (Monthly)	3,350.77
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(2,013.54)
Total Principal Collected	10,355,616.72	Total Expenses/Reimbursements	43,153.75

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	275,674.25	Interest Distribution	2,579,651.89
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	10,355,616.72
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	275,674.25
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	275,674.25	Total Payments to Certificateholders and Others	13,210,942.86
Total Funds Collected	13,266,475.70	Total Funds Distributed	13,266,475.67

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	660,633,959.79	660,633,959.79	Beginning Certificate Balance	660,633,959.22
(-) Scheduled Principal Collections	355,616.72	355,616.72	(-) Principal Distributions	10,355,616.72
(-) Unscheduled Principal Collections	10,000,000.00	10,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	650,278,343.07	650,278,343.07	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	697,134,178.92	697,134,178.92	Ending Certificate Balance	650,278,342.50
Ending Actual Collateral Balance	650,305,579.41	650,305,579.41

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.57)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.57)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.76%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP	Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP
10,000,000 or less	10	65,284,614.33	10.04%	55	5.1369	1.797452	1.30 or less	4	61,174,395.74	9.41%	56	5.1207	1.083392
10,000,001 to 20,000,000	11	152,948,202.58	23.52%	56	4.8587	1.702125	1.31 to 1.40	1	11,377,086.29	1.75%	56	4.7500	1.370000
20,000,001 to 30,000,000	2	45,283,931.15	6.96%	57	5.2483	1.371183	1.41 to 1.50	2	41,207,870.61	6.34%	56	5.0328	1.466561
30,000,001 to 40,000,000	1	35,000,000.00	5.38%	55	4.9350	1.790000	1.51 to 1.60	7	122,020,550.39	18.76%	56	4.8989	1.552120
40,000,001 to 50,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.61 to 1.70	3	90,527,055.99	13.92%	55	3.9734	1.610000
50,000,001 to 60,000,000	1	50,381,068.45	7.75%	57	4.8600	1.530000	1.71 to 2.00	5	115,775,696.85	17.80%	54	5.0116	1.866801
60,000,001 to 70,000,000	2	126,732,500.00	19.49%	55	4.5199	2.524696	2.01 to 3.00	5	108,047,660.64	16.62%	57	4.3301	2.373481
70,000,001 or greater	2	152,500,000.00	23.45%	56	3.9189	2.032951	3.01 or greater	2	78,000,000.00	11.99%	56	4.1532	3.326667
Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508	Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP
							Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP
Arizona	1	7,354,590.22	1.13%	57	4.7000	1.610000
							Industrial	3	67,404,965.77	10.37%	53	5.0128	1.912229
Arkansas	1	2,328,696.47	0.36%	56	4.7170	1.610000
							Lodging	2	17,343,196.85	2.67%	56	4.9953	3.853797
California	3	146,157,128.30	22.48%	55	3.9645	2.260746
							Mixed Use	3	42,470,303.23	6.53%	57	5.0261	1.115156
Florida	4	75,917,046.85	11.67%	57	4.8807	1.518125
							Multi-Family	1	35,000,000.00	5.38%	55	4.9350	1.790000
Illinois	1	35,000,000.00	5.38%	55	4.9350	1.790000
							Office	26	293,257,954.40	45.10%	56	4.2593	2.134704
Indiana	1	1,655,046.70	0.25%	56	5.3000	1.490000
							Retail	15	160,736,019.43	24.72%	56	4.9121	1.612220
Iowa	1	1,347,346.31	0.21%	56	5.3000	1.490000
							Self Storage	2	11,917,876.83	1.83%	57	4.6000	1.560000
Kentucky	1	16,555,583.60	2.55%	51	5.0550	1.540000
							Totals	54	650,278,343.07	100.00%	56	4.6264	1.928508
Louisiana	1	1,738,989.81	0.27%	56	5.3000	1.490000

Michigan	2	4,993,575.59	0.77%	56	4.9096	1.570354

Minnesota	1	3,870,000.00	0.60%	56	4.7000	2.068146

New Mexico	1	13,000,000.00	2.00%	57	4.7900	4.560000

New York	9	143,373,928.20	22.05%	57	4.3805	1.968318

North Carolina	1	2,022,152.55	0.31%	56	5.3000	1.490000

Ohio	3	42,322,493.90	6.51%	56	5.3209	1.519423

Oklahoma	9	18,377,423.16	2.83%	55	5.2500	1.060000

Pennsylvania	3	71,788,534.92	11.04%	53	5.0350	1.940564

Tennessee	2	8,165,741.12	1.26%	56	5.0125	2.237428

Texas	6	18,259,259.53	2.81%	56	5.0099	1.599353

Washington	1	13,902,779.27	2.14%	56	4.8790	1.590000

Totals	54	650,278,343.07	100.00%	56	4.6264	1.928508

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP	Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP
	4.000% or less	2	152,500,000.00	23.45%	56	3.9189	2.032951	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	1	65,000,000.00	10.00%	56	4.0259	3.080000	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.750%	8	83,039,472.55	12.77%	56	4.6934	1.599570	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.751% to 5.000%	7	144,390,770.68	22.20%	56	4.8849	1.852660	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.001% to 5.250%	7	138,037,479.34	21.23%	54	5.1137	1.622250	49 months or greater	29	628,130,316.51	96.59%	56	4.6235	1.925547
	5.251% to 5.500%	2	31,353,659.41	4.82%	55	5.3219	1.520182	Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508
	5.501% or greater	2	13,808,934.53	2.12%	55	5.5812	1.979918
	Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP	Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP
	60 months or less	29	628,130,316.51	96.59%	56	4.6235	1.925547	Interest Only	13	393,607,500.00	60.53%	55	4.3909	2.176699
61 months to 113 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	16	234,522,816.51	36.06%	56	5.0139	1.504031
	114 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 353 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508	354 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	22,148,026.56	3.41%	55	4.7070	NAP			No outstanding loans in this group
Underwriter's Information		2	15,772,465.77	2.43%	56	4.7061	1.903376
	12 months or less	23	549,873,919.59	84.56%	56	4.5561	1.980674
	13 months to 24 months	4	62,483,931.15	9.61%	56	5.1963	1.446013
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	31	650,278,343.07	100.00%	56	4.6264	1.928508
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	30502468	OF	San Francisco	CA	Actual/360	3.850%	256,934.03	0.00	0.00	N/A	03/06/29	--	77,500,000.00	77,500,000.00	08/06/24
2	30315982	OF	New York	NY	Actual/360	3.990%	257,687.50	0.00	0.00	N/A	05/06/29	--	75,000,000.00	75,000,000.00	08/06/24
3	30315986	OF	Sunnyvale	CA	Actual/360	4.026%	225,337.58	0.00	0.00	04/06/29	06/06/34	--	65,000,000.00	65,000,000.00	08/06/24
4	30315993	IN	Denver	PA	Actual/360	5.040%	267,919.05	0.00	0.00	N/A	01/05/29	--	61,732,500.00	61,732,500.00	08/06/24
5	30315995	RT	Orlando	FL	Actual/360	4.860%	211,177.01	79,386.96	0.00	N/A	05/06/29	--	50,460,455.41	50,381,068.45	08/06/24
8	30316001	MF	Lisle	IL	Actual/360	4.935%	148,735.42	0.00	0.00	N/A	03/06/29	--	35,000,000.00	35,000,000.00	08/06/24
9	30316002	OF	Various	Various	Actual/360	5.300%	100,127.31	48,616.39	0.00	N/A	04/06/29	--	21,939,033.56	21,890,417.17	08/06/24
10	30316003	MU	Cleveland	OH	Actual/360	5.200%	104,875.03	27,707.79	0.00	N/A	05/06/29	--	23,421,221.77	23,393,513.98	08/06/24
11	30316004	IN	Livermore	CA	Actual/360	4.690%	82,185.74	0.00	0.00	N/A	03/06/29	--	20,350,000.00	20,350,000.00	08/06/24
12	30502939	OF	Boca Raton	FL	Actual/360	4.730%	78,784.13	25,304.37	0.00	N/A	05/06/29	--	19,342,757.81	19,317,453.44	08/06/24
13	30316005	OF	Tulsa	OK	Actual/360	5.250%	83,204.40	27,236.34	0.00	N/A	03/06/29	--	18,404,659.49	18,377,423.15	07/06/24
14	30316006	RT	Hopkinsville	KY	Actual/360	5.055%	72,178.84	26,135.38	0.00	N/A	11/06/28	--	16,581,718.98	16,555,583.60	08/06/24
16	30502796	MU	New York	NY	Actual/360	4.830%	62,387.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	05/06/24
18	30316011	RT	Bellingham	WA	Actual/360	4.879%	58,485.19	17,755.76	0.00	N/A	04/06/29	--	13,920,535.03	13,902,779.27	08/06/24
19	30316012	LO	Santa Fe	NM	Actual/360	4.790%	53,621.39	0.00	0.00	N/A	05/06/29	--	13,000,000.00	13,000,000.00	08/06/24
20	30316013	RT	New York	NY	Actual/360	4.670%	52,278.06	0.00	0.00	N/A	04/06/29	--	13,000,000.00	13,000,000.00	08/06/24
21	30316014	SS	Various	Various	Actual/360	4.600%	47,271.57	16,040.01	0.00	N/A	05/06/29	--	11,933,916.84	11,917,876.83	08/06/24
22	30316015	Various Various		NY	Actual/360	4.750%	46,600.87	15,996.81	0.00	N/A	04/06/29	--	11,393,083.10	11,377,086.29	08/06/24
23	30316016	RT	Hudson	NY	Actual/360	5.000%	44,777.78	0.00	0.00	N/A	04/06/29	--	10,400,000.00	10,400,000.00	08/06/24
24	30316017	RT	Fairview Park	OH	Actual/360	5.372%	43,843.90	13,817.09	0.00	N/A	02/06/29	--	9,477,059.33	9,463,242.24	08/06/24
25	30316018	OF	Akron	OH	Actual/360	5.568%	45,448.29	13,188.14	0.00	N/A	03/06/29	--	9,478,925.82	9,465,737.68	08/06/24
26	30316019	RT	Various	Various	Actual/360	4.700%	40,876.94	0.00	0.00	N/A	04/06/29	--	10,100,000.00	10,100,000.00	08/06/24
27	30316020	OF	Torrance	CA	Actual/360	5.000%	43,055.56	10,000,000.00	0.00	N/A	03/06/29	--	10,000,000.00	0.00	08/06/24
28	30316021	RT	Gilbert	AZ	Actual/360	4.700%	29,813.97	11,936.37	0.00	N/A	05/04/29	--	7,366,526.59	7,354,590.22	08/06/24
29	30316022	OF	Nashville	TN	Actual/360	4.950%	28,632.84	10,459.14	0.00	N/A	04/06/29	--	6,717,382.10	6,706,922.96	08/06/24
30	30316023	RT	Brooklyn	NY	Actual/360	5.150%	30,156.11	0.00	0.00	N/A	04/06/29	--	6,800,000.00	6,800,000.00	08/06/24
31	30316024	RT	Kutztown	PA	Actual/360	5.200%	30,336.94	0.00	0.00	N/A	03/06/29	--	6,775,000.00	6,775,000.00	08/06/24
32	30316025	IN	Various	Various	Actual/360	4.717%	23,067.39	6,553.24	0.00	N/A	04/06/29	--	5,679,019.01	5,672,465.77	08/06/24

© 2021 Computershare. All rights reserved. Confidential.															Page 13 of 27

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
33	30316026	RT	Baytown	TX	Actual/360	5.150%	19,557.61	6,651.65	0.00	N/A	03/06/29	--	4,410,110.26	4,403,458.61	08/06/24
34	30316027	LO	Jacksonville	FL	Actual/360	5.610%	21,010.25	6,001.11	0.00	N/A	03/06/29	--	4,349,197.96	4,343,196.85	08/06/24
35	30316028	RT	Bee Cave	TX	Actual/360	4.650%	17,217.92	0.00	0.00	N/A	03/06/29	--	4,300,000.00	4,300,000.00	08/06/24
36	30316029	OF	East Peoria	IL	Actual/360	4.900%	7,598.61	2,830.17	0.00	N/A	03/30/29	04/01/29	1,800,856.73	1,798,026.56	08/01/24
Totals							2,635,184.73	10,355,616.72	0.00				660,633,959.79	650,278,343.07
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	46,452,556.48	13,212,487.31	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,979,577.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	20,715,235.99	5,360,544.92	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
4	7,815,841.00	1,995,883.00	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
5	17,799,152.85	4,462,351.51	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
8	6,200,217.50	1,598,558.15	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
9	420,869.33	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
12	1,965,607.80	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	4,023,403.00	3,712,318.84	01/01/24	03/31/24	--	0.00	0.00	110,361.50	110,361.50	0.00	0.00
14	1,768,418.41	1,936,526.52	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,403,064.57	0.00	--	--	07/08/24	10,062,785.27	82,270.26	20,365.15	102,688.08	0.00	0.00
18	1,543,840.69	1,554,907.32	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
19	3,387,404.12	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,014,952.02	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,197,274.57	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,060,017.15	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	963,442.36	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,194,156.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	1,683,045.10	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	225,420.85	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,134,970.11	268,666.43	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
28	807,428.48	222,562.39	01/01/24	03/31/24	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,167,950.78	1,186,138.44	01/01/24	06/30/24	--	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	786,261.87	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	704,609.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 15 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
33	380,034.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	632,491.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	405,242.26	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	149,832,488.58	35,510,944.83				10,062,785.27	82,270.26	130,726.65	213,049.58	0.00	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
27	30316020	10,000,000.00	Payoff w/ yield maintenance	0.00	275,674.25
Totals		10,000,000.00		0.00	275,674.25
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO	Modifications			Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/12/24	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	10,000,000.00	4.626369%	4.604530%	56
07/12/24	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.632239%	4.610479%	57
06/12/24	2	33,434,449.51	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	1	13,529,570.89	0	0.00	4.655085%	4.632814%	55
05/10/24	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.663065%	4.640616%	54
04/12/24	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.664018%	4.641690%	54
03/12/24	0	0.00	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.664191%	4.641860%	55
02/12/24	0	0.00	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.664396%	4.642062%	56
01/12/24	1	15,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.664567%	4.642231%	57
12/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.664737%	4.642398%	58
11/10/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627566%	4.605566%	56
10/13/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627740%	4.605738%	57
09/12/23	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.627931%	4.605926%	58
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
13	30316005	07/06/24	0	A	110,361.50	110,361.50	0.00	18,404,659.49	03/18/24	1
16	30502796	05/06/24	2	2	20,365.15	102,688.08	0.00	15,000,000.00	02/06/24	98
Totals					130,726.65	213,049.58	0.00	33,404,659.49
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		585,278,343	570,278,343	15,000,000		0
> 60 Months		65,000,000	65,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-24	650,278,343	635,278,343	0	15,000,000	0	0
Jul-24	660,633,960	645,633,960	0	15,000,000	0	0
Jun-24	697,491,343	627,586,464	69,904,879	0	0	0
May-24	711,373,331	711,373,331	0	0	0	0
Apr-24	726,757,201	711,757,201	15,000,000	0	0	0
Mar-24	727,100,004	712,100,004	0	0	15,000,000	0
Feb-24	727,505,993	712,505,993	0	15,000,000	0	0
Jan-24	727,845,566	712,845,566	15,000,000	0	0	0
Dec-23	728,183,675	728,183,675	0	0	0	0
Nov-23	773,552,803	773,552,803	0	0	0	0
Oct-23	773,887,861	773,887,861	0	0	0	0
Sep-23	774,254,049	774,254,049	0	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
13	30316005	18,377,423.15	18,404,659.49		--	2,798,432.76	1.06000	03/31/24	03/06/29	294
16	30502796	15,000,000.00	15,000,000.00	17,800,000.00	03/13/24	2,206,481.57	0.82000	12/31/23	05/06/29	I/O
Totals		33,377,423.15	33,404,659.49	17,800,000.00		5,004,914.33

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
13	30316005	OF	OK	03/18/24	1

8/6/2024 - Transferred 03/18/24 due to Imminent Monetary Default. Borrower and Lender have reached an agreement in principle to the terms of the loan modification. SS expects to obtain approval from the DCH and subsequently document the agreement i n the near term. An executed PNA is in place. The loan has been kept current.

16	30502796	MU	NY	02/06/24	98

8/6/2024 - Loan transferred SS on 2/15/24 due to Delinquent Payments. Loan is currently due for 6/6/24. Collateral consists of a ~61K SF office building (''Property''), including 4K SF of ground floor retail, located in the Greenwich Village neigh borhood of New York City. We Work (exp. 10/31/34) occupied 100% of the Property and stopped paying rent in October 2023. On 11/6/23, We Work filed Chapter 11 bankruptcy and subsequently filed a motion to reject its lease at the Property on

11/7/23. Local counsel has been retained to file for foreclosure and/or receivership, if necessary. Lender will dual track the foreclosure process while discussing workout alternatives with Borrower.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
5	30315995	0.00	4.86000%	53,379,741.68	4.86000%	8	06/22/21	05/19/21	06/22/21
5	30315995	0.00	4.86000%	0.00	4.86000%	8	05/19/21	05/19/21	06/22/21
16	30502796	0.00	4.83000%	0.00	4.83000%	8	06/30/21	06/30/21	07/12/21
16	30502796	0.00	4.83000%	0.00	4.83000%	8	07/12/21	06/30/21	06/30/21
19	30316012	0.00	4.79000%	0.00	4.79000%	10	09/08/21	03/23/21	09/08/21
28	30316021	7,941,753.17	4.70000%	7,941,753.17	4.70000%	10	05/05/20	05/06/20	07/06/20
28	30316021	0.00	4.70000%	0.00	4.70000%	10	07/06/20	05/06/20	05/05/20
Totals		7,941,753.17		61,321,494.85
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
6	30315999	07/12/24	36,470,429.11	144,000,000.00	2,511,212.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			36,470,429.11	144,000,000.00	2,511,212.19	0.00	0.00	0.00	0.00	0.00	0.00	0.00

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
6	30315999	07/25/24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00		0.00
Cumulative Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(2,013.54)	0.00
13	0.00	0.00	121.60	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,229.17	0.00	0.00	41,809.48	0.00	0.00	0.00	0.00	0.00	0.00
20	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(12.17)	0.00	0.00	0.00
27	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	19.21	0.00	0.00	0.00
Total	0.00	0.00	3,350.77	0.00	0.00	41,809.48	0.00	0.00	7.04	0.00	(2,013.54)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		43,153.75

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com, specifically under the "U.S. Risk Retention Special Notices" tab for the GS Mortgage Securities Trust 2019-GC39 transaction, certain information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.

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